TAXES PAYABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
TAXES PAYABLE
VAT payable	¥ 7,697		¥ 19,780
Enterprise income taxes payable	151,304		189,717
Surtaxes and others	15,745		7,890
Total	¥ 174,746	$ 24,988	¥ 217,387